DEPOSITS (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking					$ 1,115,000	$ 1,056,000	$ 1,064,000
Time deposits under $100,000					1,628,000	1,586,000	2,467,000
Time deposits of $100,000 or more					2,198,000	1,367,000	1,436,000
Total	$ 1,833,000	$ 1,254,000	$ 4,754,000	$ 3,520,000	4,941,000	4,009,000	$ 4,967,000
Aggregate amount of time deposits of $250,000 or more					174,600,000	110,400,000
Time Deposits denominations amount					250,000	250,000
Summary of the maturity of time deposits [Abstract]
2017					363,382,000
2018					74,019,000
2019					19,838,000
2020					11,341,000
2021					15,685,000
2022 and thereafter					853,000
Total					485,118,000
Summary of reciprocal deposits [Abstract]
Demand					3,055,000	3,436,000
Money market					4,350,000	8,340,000
Time					31,252,000	38,431,000
Total	$ 49,078,000		$ 49,078,000		$ 38,657,000	$ 50,207,000